Segment, Product and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment, Product and Geographic Information
Segment revenues	$ 945,428	$ 1,201,339	$ 1,547,097
Segment operating income (loss)	43,212	257,587	545,021
Non operating income (loss), net	1,181	18,978	(429)
Consolidated profits before income taxes	44,393	276,565	544,592
Significant noncash items:
Share Based Compensation	2,663	3,096	700
Depreciation and amortization	20,322	21,342	21,342
Driver IC
Segment, Product and Geographic Information
Segment revenues	804,840	1,042,938	1,361,442
Segment operating income (loss)	75,282	275,275	551,943
Significant noncash items:
Share Based Compensation	1,608	1,655	424
Depreciation and amortization	8,601	8,261	5,598
Non-driver products
Segment, Product and Geographic Information
Segment revenues	140,588	158,401	185,655
Segment operating income (loss)	(32,070)	(17,688)	(6,922)
Significant noncash items:
Share Based Compensation	1,055	1,441	276
Depreciation and amortization	$ 11,721	$ 13,081	$ 15,744